Acquisition Of Hotel Properties (Schedule Of Purchase Price Allocation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2016	Dec. 31, 2015
Hotel Indigo, Atlanta, GA [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2015
Land		$ 800
Building, improvements, and vehicles		8,700
Furniture and equipment		1,500
Total purchase price		11,000
Debt originated at acquisition		5,000
Net cash		$ 5,850
Marriott Courtyard, Jacksonville, FL [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2015
Land		$ 2,100
Building, improvements, and vehicles		11,050
Furniture and equipment		850
Total purchase price		14,000
Debt originated at acquisition		10,100
Net cash		$ 3,750
Springhill Suites, San Antonio, TX [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 01, 2015
Land		$ 1,597
Building, improvements, and vehicles		14,353
Furniture and equipment		1,550
Total purchase price		17,500
Assumption of debt		11,220
Net cash		6,130
Level 3 [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Land	$ 3,339
Building, improvements, and vehicles	18,046
Furniture and equipment	1,115
Total purchase price	22,500
Debt originated at acquisition	15,925
Net cash	6,525
Level 3 [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Land		4,497
Building, improvements, and vehicles		34,103
Furniture and equipment		3,900
Total purchase price		42,500
Assumption of debt		11,220
Debt originated at acquisition		15,100
Net cash		15,730
Condor Hospitality Limited Partnership [Member] | Noncontrolling Interest [Member] | Hotel Indigo, Atlanta, GA [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Condor Hospitality Limited Partnership [Member] | Noncontrolling Interest [Member] | Marriott Courtyard, Jacksonville, FL [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Condor Hospitality Limited Partnership [Member] | Noncontrolling Interest [Member] | Springhill Suites, San Antonio, TX [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Condor Hospitality Limited Partnership [Member] | Level 3 [Member] | Noncontrolling Interest [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Issuance of common units	$ 50
Condor Hospitality Limited Partnership [Member] | Level 3 [Member] | Noncontrolling Interest [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Issuance of common units		$ 450